OSTERWEIS FUND – OSTFX
OSTERWEIS GROWTH & INCOME FUND – OSTVX
(together, the “Funds”)
each a series of Professionally Managed Portfolios

Supplement dated December 30, 2022 to the Prospectus and Statement of Additional Information (“SAI”), each dated June 30, 2022, as previously supplemented

Effective December 31, 2022, Larry Cordisco is no longer a portfolio manager for the Funds. All references in the Prospectus and Statement of Additional Information to Mr. Cordisco should be disregarded. The Osterweis Fund is managed jointly and primarily by John Osterweis, Gregory Hermanski, and Nael Fakhry as Co-Lead Portfolio Managers. The Osterweis Growth & Income Fund is managed jointly and primarily by the Co-Lead Portfolio Managers – John Osterweis, Carl Kaufman, Gregory Hermanski, and Nael Fakhry and the Portfolio Managers – Eddy Vataru, James Callinan, and Venkatesh Reddy.

The “Portfolio Managers” information contained in the “Management” section of the Prospectus is amended and restated as follows:

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
John S. Osterweis	Osterweis Fund (Lead Portfolio Manager since 1993) Osterweis Growth & Income Fund (Co-Lead Portfolio Manager since 2010)	Mr. John S. Osterweis serves as Chairman and Co-Chief Investment Officer - Core Equity of Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC. Mr. Osterweis has been a lead portfolio manager of the Osterweis Fund and the Osterweis Growth & Income Fund since each Fund’s inception. Mr. Osterweis has over forty years of securities analysis and portfolio management experience, over thirty of which have been with the Adviser. Mr. Osterweis earned a B.A. from Bowdoin College and an M.B.A. from Stanford Graduate School of Business.

Carl P. Kaufman	Osterweis Strategic Income Fund (Lead Portfolio Manager since 2002) Osterweis Growth & Income Fund (Co-Lead Portfolio Manager since 2010)
Mr. Carl P. Kaufman serves as Co-President, Co-Chief Executive Officer, Chief Investment Officer - Strategic Income, Portfolio Manager and Managing Director – Fixed Income for Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC. He joined the Adviser as a Portfolio Manager/Analyst in 2002. Prior to working at the Advisers, Mr. Kaufman worked for Robertson, Stephens and Co., a financial services company, from May 1999 to April 2002. Prior to that, Mr. Kaufman worked for 19 years at Merrill Lynch, where he specialized in convertible and equity securities sales and trading. Mr. Kaufman earned a B.A. from Harvard University.

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
Gregory S. Hermanski	Osterweis Fund (Co-Lead Portfolio Manager since 2022, Portfolio Manager since 2008) Osterweis Growth & Income Fund (Co-Lead Portfolio Manager since 2022)	Mr. Gregory S. Hermanski serves as Vice President and Portfolio Manager of Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC. He joined the Adviser as an Assistant Portfolio Manager/Analyst in 2002. Mr. Hermanski previously served as a portfolio manager of the Osterweis Strategic Income Fund. Prior to working at the Advisers, Mr. Hermanski served as a Vice President at Robertson, Stephens and Co. from August 2000 to May 2002, where he was in charge of convertible bond research. He also served as a Research Analyst at Imperial Capital, LLC from April 1998 to April 2000, and as a Valuation Consultant from August 1995 to March 1998. Mr. Hermanski earned a B.A. from the University of California, Los Angeles.

Bradley M. Kane	Osterweis Strategic Income Fund (Assistant Portfolio Manager since 2013, Portfolio Manager since 2017)	Mr. Bradley M. Kane serves as Vice President and Portfolio Manager for Osterweis Capital Management Inc. and Osterweis Capital Management LLC. Prior to joining the Adviser in 2013, he was a Portfolio Manager and analyst at Newfleet Asset Management from 2002 to 2012, where he managed both high yield and leveraged loan portfolios. Before that, he was a Vice President at GSC Partners from 2000 to 2002, focusing on management of high yield and collateralized debt obligations. Earlier in his career, he managed high yield assets as a Vice President at Mitchell Hutchins Asset Management. Mr. Kane earned a B.S. from Lehigh University.
Nael Fakhry	Osterweis Fund (Co-Lead Portfolio Manager since 2022, Portfolio Manager since 2014) Osterweis Growth & Income Fund (Co-Lead Portfolio Manager since 2022)	Mr. Nael Fakhry serves as Vice President and Portfolio Manager of Osterweis Capital Management, Inc. and Osterweis Capital Management LLC. He joined the Adviser as an Analyst in 2011. Prior to joining the Advisers, Mr. Fakhry was an Associate at American Securities, a private equity firm, from 2006 to 2009, and an Analyst in the investment banking division of Morgan Stanley from 2004 to 2006. He attended business school from 2009 to 2011. Mr. Fakhry earned a B.A. from Stanford University and an M.B.A. from the University of California Berkeley, Walter A. Haas School of Business.

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
James L. Callinan	Osterweis Emerging Opportunity Fund (Portfolio Manager since 2012) Osterweis Growth & Income Fund (Portfolio Manager since 2018)	Mr. James L. Callinan serves as Vice President and Chief Investment Officer - Emerging Growth for the Adviser and Osterweis Capital Management, Inc. (an affiliate of the Adviser). Prior to working at the Adviser, Mr. Callinan was the CEO of Callinan Asset Management and Portfolio Manager of the Emerging Growth Partners, LP from 2012 to 2016. Before that, he was Co-Founder & Chief Investment Officer at RS Investments and founded the RS Concentrated Small Cap Growth investment strategy. He also co-founded the RS Growth Group LLC at Robertson Stephens Investment Management in 1996 and managed the RS Emerging Growth Fund from 1996 until 2010. Mr. Callinan earned a B.A. from Harvard College, an M.S. from New York University and an M.B.A. from Harvard Business School.
Eddy Vataru	Osterweis Total Return Fund (Lead Portfolio Manager since inception 2016) Osterweis Growth & Income Fund (Portfolio Manager since 2017)	Mr. Eddy Vataru serves as Vice President and Chief Investment Officer - Total Return for the Adviser and Osterweis Capital Management, Inc. (an affiliate of the Adviser). Prior to working at the Adviser, Mr. Vataru was the Managing Director, Senior Portfolio Manager at Incapture, LLC from 2013 to 2015. Before that, he was Director, Senior Portfolio Manager at Citadel, LLC from 2011 to 2012. He also served as Managing Director and Head of U.S. Rates/Mortgages at BlackRock (formerly, Barclays Global Investors) from 2009 to 2011. Mr. Vataru graduated from California Institute of Technology (B.S. Chemistry & Economics) and Olin Business School at Washington University in St. Louis (MBA).
Craig Manchuck	Osterweis Strategic Income Fund (Portfolio Manager since 2017)	Mr. Craig Manchuck serves as a Vice President and Portfolio Manager for the Adviser and Osterweis Capital Management, Inc. (an affiliate of the Adviser). Prior to joining Osterweis Capital Management in 2017, Mr. Manchuck was a Managing Director of Fixed Income at Stifel Nicolaus from 2013 to 2016 and Knight Capital from 2008-2013, where he was responsible for sales and origination of high yield bonds, leveraged loans and post reorg equities. Prior to that from 2000 to 2008, Mr. Manchuck was the Executive Director for Convertible Securities and then High Yield/Distressed Securities at UBS. He has previous experience in Convertible Securities Sales at Donaldson, Lufkin & Jenrette, SBC Warburg and Merrill Lynch. Mr. Manchuck has a B.S. in Finance from Lehigh University, MBA from NYU Stern School of Business.

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
Daniel Oh	Osterweis Total Return Fund (Portfolio Manager since 2018)	Mr. Daniel S. Oh serves as a Vice President and Portfolio Manager of Osterweis Capital Management Inc. and Osterweis Capital Management LLC. Prior to joining the Adviser in 2018, he was a Director, Fixed Income Portfolio Management at Estabrook Capital Management from 2009 to 2018. Prior to that he was an Associate, Prime/Alt-A Non-Agency Mortgage Trading from 2005-2008. From 2001-2003 he was a Senior Analyst at Seneca Financial Group and from 1998-2001 he was a Fixed Income Analyst at Morgan Stanley. Mr. Oh earned a B.A. from Columbia University and an M.B.A. from the University of Michigan, Stephen M. Ross School of Business.
John Sheehan	Osterweis Total Return Fund (Portfolio Manager since 2018)	Mr. John P. Sheehan serves as a Vice President & Portfolio Manager of Osterweis Capital Management Inc. and Osterweis Capital Management LLC. Prior to joining the Adviser in 2018, he was a Managing Director at Citigroup responsible for West Coast Investment Grade Sales from 2010-2016 and was the Head of Investment Grade Syndicate from 1994-2010. Mr. Sheehan earned a B.A. from Georgetown University.
Bryan Wong	Osterweis Emerging Opportunity Fund (Portfolio Manager since December 2021)	Mr. Bryan Wong serves as Vice President and Portfolio Manager of Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC. He joined the Adviser as a Research Associate for the Core Equity team in 2014. In 2015 he was promoted to Analyst. Mr. Wong transitioned to the Osterweis Emerging Growth team in 2017. Prior to working at the Advisers, he was a member of the investment team managing the endowment of the David and Lucile Packard Foundation. Mr. Wong earned a B.A. from Yale University and M.B.A. from the University of California Berkeley, Haas School of Business.
Matt Unger	Osterweis Emerging Opportunity Fund (Portfolio Manager since December 2021)	Mr. Matthew Unger serves as Vice President and Portfolio Manager of Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC. He joined the Adviser as an Analyst in 2016. Prior to working at the Advisers, he spent three years at RS Investments as a Research Associate covering small-cap growth companies in the medical technology and industrial sectors. Mr. Unger earned a B.S. from Trinity University and an M.B.A. from Southern Methodist University, Cox School of Business.
Venkatesh Reddy	Osterweis Growth & Income Fund (Portfolio Manager since 2022)	Mr. Venkatesh Reddy serves as Vice President and Portfolio Manager of Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC. He joined the Adviser in 2022 as part of the Zeo Capital Advisors team transition. Prior to founding Zeo Capital in 2009, Mr. Reddy was a co-founder of Laurel Ridge Asset Management, a multi-strategy hedge fund, where he managed the credit, distressed, and event-driven portfolios. Mr. Reddy earned a B.A. from Harvard University.

The “Portfolio Managers” section of the SAI is amended as follows:

Investment teams are responsible for the day-to-day management of each of the Funds. The members of the investment team responsible for the Osterweis Fund include: John Osterweis, Gregory Hermanski, and Nael Fakhry.

The members of the investment team responsible for the Osterweis Growth & Income Fund include John Osterweis, Carl Kaufman, Gregory Hermanski, Nael Fakhry, Eddy Vataru, Jim Callinan and Venkatesh Reddy.

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Please retain this supplement for your reference.
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